     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2002

                                                     1933 Act File No. 033-63493
                                                     1940 Act File No. 811-07367

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


[ ] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.

          XX      Post-Effective Amendment No.   14
                                                -----

                                    and/or


[ ] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          XX      Amendment No.    15
                                  ---


                        (Check appropriate box or boxes)

BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Denver, Colorado                80206
--------------------------------------------------------------------------------
              (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                   -----------------------------

Jack R. Thompson, 210 University Boulevard, Denver, CO   80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective: (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
          XX      on May 1, 2002, pursuant to paragraph (b)
                  60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
                  75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

          XX this post-effective amendment designates a new effective date for a previously filed post-effective amendment (Post-Effective Amendment No. 13)

Title of Securities Being Registered: Shares of Beneficial Interest of the Berger IPT -- Growth Fund, Berger IPT -- Large Cap Growth Fund, Berger IPT -- Small Company Growth Fund, Berger IPT -- New Generation Fund, Berger IPT -- International Fund, Berger IPT -- Large Cap Value Fund and Berger IPT --
Mid Cap Value Fund

                        DESIGNATION OF NEW EFFECTIVE DATE
                         FOR PREVIOUSLY FILED AMENDMENT


         Post-Effective Amendment No. 13 under the Securities Act of 1933 and Amendment No. 14 under the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on February 28, 2002 (the "Amendment") and pursuant to that paragraph would become effective on April 29, 2002.

         This Post-Effective Amendment No. 14, filed pursuant to paragraph (b) of Rule 485, hereby designates May 1, 2002 as the new date upon which the Amendment shall become effective.

         All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 26th day of April, 2002.


                                            BERGER INSTITUTIONAL PRODUCTS TRUST
                                            -----------------------------------
                                            (Registrant)

                                            By /s/ Jack R. Thompson
                                               --------------------------------
                                            Name:  Jack R. Thompson
                                                  -----------------------------
                                            Title: President
                                                   ----------------------------

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                            Date
---------                   -----                            ----
/s/ Jack R. Thompson        President (Principal             April 26, 2002
-----------------------     Executive Officer)
Jack R. Thompson            and Trustee



/s/  Brian S. Ferrie        Vice President                   April 26, 2002
-----------------------     (Principal
Brian S. Ferrie             Financial Officer)



/s/  John Paganelli         Vice President and Treasurer     April 26, 2002
-----------------------     (Principal Accounting
John Paganelli              Officer)

Signature                   Title                            Date
---------                   -----                            ----
Dennis E. Baldwin*          Trustee                          April 26, 2002
-----------------------
Dennis E. Baldwin


Katherine A. Cattanach*     Trustee                          April 26, 2002
-----------------------
Katherine A. Cattanach


Paul R. Knapp*              Trustee                          April 26, 2002
-----------------------
Paul R. Knapp


Harry T. Lewis, Jr.*        Trustee                          April 26, 2002
-----------------------
Harry T. Lewis, Jr.


Michael Owen*               Trustee                          April 26, 2002
-----------------------
Michael Owen


William Sinclaire*          Trustee                          April 26, 2002
-----------------------
William Sinclaire


Albert C. Yates*            Trustee                          April 26, 2002
-----------------------
Albert C. Yates


*By: /s/ Jack R. Thompson
     --------------------
     Jack R. Thompson
     Attorney-in-Fact